CAPITAL STOCK AND RESERVES - Inputs used (Details)	Dec. 31, 2022	Dec. 31, 2021
Warrants | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.3
Warrants | Annualized volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	35
Warrants | Dividend rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.00
Warrants | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	2.74
Stock options | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	3.4	3.1
Stock options | Annualized volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	67	78
Stock options | Dividend rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.00	0.00
Stock options | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	2.92	0.65